Vanguard Intermediate-Term Bond Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Intermediate-Term Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Intermediate-Term Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Intermediate-Term Bond Index Fund (the “Fund”) seeks to track the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.